CONDENSED BALANCE SHEETS - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Apr. 11, 2019	Apr. 10, 2019
Current assets
Cash	$ 1,744,991			$ 2,238,275	$ 2,223,724			$ 0
Prepaid income taxes	0			27,140
Deferred offering costs				275,525
Prepaid expenses	162,225			275,525
Total Current Assets	1,907,216			2,540,940
Marketable securities held in Trust Account	697,283,649			695,295,418
TOTAL ASSETS	699,190,865			697,836,358
Current liabilities
Accrued expenses	215,415			257,466
Income taxes payable	102,787			0
Total Current Liabilities	318,202			257,466
Deferred income tax payable	244			9,657
Deferred underwriting fee payable	21,371,000			21,371,000
Total Liabilities	21,689,446			21,638,123
Commitments
Class A Common stock subject to possible redemption, 66,563,478 and 66,619,951 shares at redemption value as of September 30, 2020 and December 31, 2019, respectively	672,501,414			671,198,229
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 authorized; none issued and outstanding
Additional paid-in capital	219,294			305,001
Retained earnings	4,778,742			4,693,042
Total Stockholders' Equity	5,000,005	$ 5,000,005	$ 5,000,009	5,000,006	5,000,008	$ 24,000	$ 0	0
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	699,190,865			697,836,358
Class A Common Stock [Member]
Stockholders' Equity
Common stock value	244			238
Total Stockholders' Equity	244	242	240	238	233	0	0	0
Class B Common Stock [Member]
Stockholders' Equity
Common stock value	1,725			1,725
Total Stockholders' Equity	$ 1,725	$ 1,725	$ 1,725	$ 1,725	$ 1,725	$ 1,725	$ 0	$ 0